Summary of Significant Accounting Policies - Summary of Contractual Underlying Maturities of Short-Term Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments, Less than 1 Year	$ 375,946	$ 355,164	$ 14,695
Short-term Investments, 1 to 3 Years	242,397	165,680	52,103
Short-term Investments, fair value	618,343	520,844	66,798
Time Deposits [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments, Less than 1 Year	25,951	21,479	500
Short-term Investments, 1 to 3 Years	13,578	247	1,554
Short-term Investments, fair value	39,529	21,726	2,054
Commercial paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments, Less than 1 Year		3,999
Short-term Investments, fair value		3,999
U.S. government agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments, Less than 1 Year	597
Short-term Investments, 1 to 3 Years	22,742
Short-term Investments, fair value	23,339
Corporate bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments, Less than 1 Year	203,039	240,570	11,164
Short-term Investments, 1 to 3 Years	143,743	112,642	22,093
Short-term Investments, fair value	346,782	353,212	33,257
International government bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments, Less than 1 Year	15,192	1,501
Short-term Investments, 1 to 3 Years	6,198
Short-term Investments, fair value	21,390	1,501
Municipal bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term Investments, Less than 1 Year	131,167	87,615	3,031
Short-term Investments, 1 to 3 Years	56,136	52,791	28,456
Short-term Investments, fair value	$ 187,303	$ 140,406	$ 31,487